UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund February 28, 2010 Fixed income mutual funds
This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund.

The figures in the semiannual report for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Funds’ prospectus and any supplements thereto for more complete information.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocations and credit quality breakdowns	4
Statements of net assets	7
Statements of operations	36
Statements of changes in net assets	38
Financial highlights	44
Notes to financial statements	62
Other Fund information	75
About the organization	86

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2009 to February 28, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,041.10	0.93%	$4.71
Class B	1,000.00	1,037.20	1.68%	8.49
Class C	1,000.00	1,037.10	1.68%	8.49
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.18	0.93%	$4.66
Class B	1,000.00	1,016.46	1.68%	8.40
Class C	1,000.00	1,016.46	1.68%	8.40

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,033.80	0.79%	$3.98
Class B	1,000.00	1,029.40	1.64%	8.25
Class C	1,000.00	1,029.40	1.64%	8.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.88	0.79%	$3.96
Class B	1,000.00	1,016.66	1.64%	8.20
Class C	1,000.00	1,016.66	1.64%	8.20

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,063.30	0.91%	$4.66
Class B	1,000.00	1,060.40	1.66%	8.48
Class C	1,000.00	1,059.30	1.66%	8.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.28	0.91%	$4.56
Class B	1,000.00	1,016.56	1.66%	8.30
Class C	1,000.00	1,016.56	1.66%	8.30

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocations and credit quality breakdowns
Delaware Tax-Free Minnesota Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	100.51%
Corporate-Backed Revenue Bonds	4.02%
Education Revenue Bonds	6.06%
Electric Revenue Bonds	5.18%
Escrowed to Maturity Bonds	8.91%
Health Care Revenue Bonds	21.95%
Housing Revenue Bonds	7.15%
Lease Revenue Bonds	3.42%
Local General Obligation Bonds	17.56%
Pre-Refunded Bonds	17.54%
Special Tax Revenue Bonds	3.73%
State General Obligation Bonds	3.49%
Transportation Revenue Bonds	1.13%
Water & Sewer Revenue Bonds	0.37%
Total Value of Securities	100.51%
Liabilities Net of Receivables and Other Assets	(0.51%)
Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	27.65%
AA	27.31%
A	23.72%
BBB	11.16%
BB	2.52%
Not Rated	7.64%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	101.47%
Corporate-Backed Revenue Bonds	1.65%
Education Revenue Bonds	9.90%
Electric Revenue Bonds	7.56%
Escrowed to Maturity Bonds	1.72%
Health Care Revenue Bonds	17.24%
Housing Revenue Bonds	4.15%
Lease Revenue Bonds	1.94%
Local General Obligation Bonds	26.28%
Pre-Refunded Bonds	8.49%
Special Tax Revenue Bonds	11.05%
State General Obligation Bonds	5.80%
Transportation Revenue Bonds	2.41%
Water & Sewer Revenue Bonds	3.28%
Short-Term Investment	0.31%
Total Value of Securities	101.78%
Liabilities Net of Receivables and Other Assets	(1.78%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	31.97%
AA	32.62%
A	21.87%
BBB	7.20%
BB	1.17%
Not Rated	5.17%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.30%
Corporate-Backed Revenue Bonds	3.35%
Education Revenue Bonds	9.43%
Electric Revenue Bonds	6.04%
Health Care Revenue Bonds	28.55%
Housing Revenue Bonds	12.58%
Lease Revenue Bonds	0.90%
Local General Obligation Bonds	11.44%
Pre-Refunded Bonds	8.69%
Special Tax Revenue Bonds	7.76%
State General Obligation Bonds	4.01%
Transportation Revenue Bond	1.39%
Water & Sewer Revenue Bonds	4.16%
Short-Term Investments	0.55%
Total Value of Securities	98.85%
Receivables and Other Assets Net of Liabilities	1.15%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	15.94%
AA	21.19%
A	24.34%
BBB	17.61%
BB	3.07%
Not Rated	17.85%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 100.51%
Corporate-Backed Revenue Bonds – 4.02%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$6,500,000	$5,983,965
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,743,680
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	6,733,057
Seaway Port Authority of Duluth Industrial Development
Dock & Wharf Revenues Refunding (Cargill Project)
Series E 6.125% 11/1/14	4,500,000	4,520,340
		24,981,042
Education Revenue Bonds – 6.06%
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,413,985
5.00% 10/1/28	8,900,000	9,666,556
5.00% 10/1/29 (NATL-RE)	5,665,000	5,971,079
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,270,638
Series 6-J1 5.00% 5/1/36	2,225,000	2,112,816
(Bethel University) Refunding Series 6-R 5.50% 5/1/37	2,500,000	2,365,175
(Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	1,061,200
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,100,600
Series 7-A 5.00% 10/1/39	2,000,000	2,016,600
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,059,520
University Minnesota Series C 4.00% 2/1/16	515,000	569,441
		37,607,610
Electric Revenue Bonds – 5.18%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.00% 10/1/30	3,000,000	3,067,410
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,033,420
Series A
5.00% 10/1/34	6,250,000	6,329,000
5.125% 10/1/29	3,000,000	3,074,460

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue Refunding Series B 4.75% 1/1/20 (AMBAC)	$2,500,000	$2,507,000
Puerto Rico Electric Power Authority Power Revenue
Refunding Series GG 4.75% 7/1/21 (AGM)	1,000,000	1,006,880
Series TT 5.00% 7/1/37	2,500,000	2,388,700
Series WW 5.50% 7/1/38	4,800,000	4,860,480
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/15 (AMBAC)	2,900,000	3,304,463
^Capital Appreciation 4.44% 1/1/25 (NATL-RE)	5,000,000	2,578,650
		32,150,463
Escrowed to Maturity Bonds – 8.91%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (GNMA) (NATL-RE) (AMT)	405,000	540,238
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,744,540
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,591,526
Southern Minnesota Municipal Power Agency Power
Supply System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,046,232
University of Minnesota Series A
5.50% 7/1/21	12,500,000	14,811,125
5.75% 7/1/18	3,840,000	4,600,358
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	979,865
		55,313,884
Health Care Revenue Bonds – 21.95%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	1,876,119
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,437,884
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	731,719
5.00% 9/1/31 (RADIAN)	500,000	465,705

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	$2,500,000	$2,554,650
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,806,483
Minneapolis Health Care Facility Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	930,447
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,370,170
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,274,064
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,496,600
5.00% 11/15/34 (AMBAC)	10,750,000	10,408,365
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,004,740
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,742,547
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,774,121
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,372,950
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,463,962
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,072
6.375% 11/15/29	15,000	15,231
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,658,505
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,400,716
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,938,920
5.25% 9/1/34	7,000,000	6,542,900
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,288,695

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Cloud Health Care Revenue (Centracare Health
System Project)
Series A
5.00% 5/1/25	$1,035,000	$1,037,412
5.125% 5/1/30	5,350,000	5,339,568
Series D Remarketing 5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,172,380
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.75% 7/1/39	15,200,000	15,231,311
Series C
5.50% 7/1/23	1,925,000	1,991,547
5.625% 7/1/26	3,000,000	3,109,410
5.75% 7/1/30	5,000,000	5,102,500
St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,072,924
Series A-1 5.25% 11/15/29	5,605,000	5,621,479
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	7,287,513
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,709,360
6.00% 11/15/35	4,340,000	3,979,216
Series A 5.70% 11/1/15	1,150,000	1,149,885
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	421,620
5.375% 5/1/43	500,000	416,060
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	945,120
Washington County Housing & Redevelopment
Authority Hospital Facilities Revenue (Health East Project)
5.50% 11/15/27	1,000,000	915,220
		136,238,090

		Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 7.15%
	Dakota County Housing & Redevelopment Authority
	Single Family Mortgage Revenue
	5.85% 10/1/30 (GNMA) (FNMA) (AMT)	$113,000	$113,069
@	Hutchinson Multifamily Housing Revenue
	(Evergreen Apartments Project)
	5.75% 11/1/28 (HUD Section 8)	740,000	747,918
	Minneapolis Multifamily Housing Revenue
	(Bottineau Commons Project)
	5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,508,340
	(Grant Street Apartments Project) Series A 7.25% 11/1/29	750,000	757,710
	(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,068,960
	(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	890,000	907,079
	(Trinity Apartments) Refunding Series A
	6.75% 5/1/21 (HUD Section 8)	1,535,000	1,544,578
	Minnesota Housing Finance Agency Rental Housing
	Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,495,000	1,498,304
	Minnesota Housing Finance Agency Residential Housing
	Series A 5.30% 7/1/19	440,000	447,784
	Series B-1 5.35% 1/1/33 (AMT)	2,590,000	2,599,479
	•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,359,475
	Series I 4.85% 7/1/38 (AMT)	2,000,000	1,902,360
	Series I 5.15% 7/1/38 (AMT)	5,530,000	5,537,908
	Series L 5.10% 7/1/38 (AMT)	9,910,000	9,821,306
	Series M 4.875% 7/1/37 (AMT)	4,500,000	4,351,275
@	Washington County Housing & Redevelopment
	Authority Governmental Revenue Refunding
	(Briar Pond Project) Series C 7.25% 8/20/34	920,000	762,588
	White Bear Lake Multifamily Revenue Refunding
	(Lake Square) Series A 5.875% 2/1/15 (FHA)	680,000	681,448
	Willmar Housing & Redevelopment Authority
	Multifamily Housing Revenue (Highland Apartments)
	5.85% 6/1/19 (HUD Section 8)	755,000	755,000
			44,364,581

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 3.42%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (AGM)	$1,545,000	$1,653,073
5.00% 2/1/19 (AGM)	1,535,000	1,642,373
5.00% 2/1/20 (AGM)	1,690,000	1,808,216
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Un-Refunded Balance Series D 5.25% 7/1/36	1,070,000	1,025,756
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,599,325
5.25% 12/1/27	3,840,000	3,969,253
Series 3-12 5.125% 12/1/27	3,000,000	3,120,930
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,075,320
Series 3-11 5.00% 12/1/27	2,500,000	2,589,050
Series 9 5.25% 12/1/27	725,000	749,404
		21,232,700
Local General Obligation Bonds – 17.56%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,488,186
5.00% 2/1/22	500,000	570,380
Brainerd Independent School District #181
Refunding (School Building) Series A
4.00% 2/1/22	3,255,000	3,425,562
4.00% 2/1/23	5,990,000	6,247,330
Centennial Independent School District #012
Series A 5.00% 2/1/18 (AGM)	1,270,000	1,360,703
Dakota County Capital Improvement
Series A 4.75% 2/1/26	1,000,000	1,012,190
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,312,319
Farmington Independent School District #192 Series B
5.00% 2/1/27 (AGM)	10,705,000	11,363,892
^Capital Appreciation 5.34% 2/1/21 (AGM)	1,500,000	894,540
^Capital Appreciation 5.424% 2/1/20 (AGM)	1,650,000	1,037,834
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	6,850,000	7,137,425

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
^	Mahtomedi Independent School District #832 Capital
	Appreciation Series B 5.90% 2/1/14 (NATL-RE)	$1,540,000	$1,444,135
	Metropolitan Council Minneapolis-St. Paul
	Metropolitan Area Waste Water Treatment
	Series B 5.00% 12/1/21	1,200,000	1,332,420
	Series C
	5.00% 3/1/16	2,440,000	2,867,781
	5.00% 3/1/28	5,000,000	5,362,900
	Minneapolis Library 5.00% 12/1/25	1,500,000	1,563,375
	Morris Independent School District #769 Building
	5.00% 2/1/24 (NATL-RE)	4,875,000	5,348,948
	Mounds View Independent School District #621 Series A
	5.00% 2/1/20 (NATL-RE)	2,970,000	3,176,207
	5.375% 2/1/24 (FGIC)	6,170,000	6,423,649
	New Brighton Tax Increment
	Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,077,860
	Osseo Independent School District #279
	Series A 5.00% 2/1/21 (AGM)	3,570,000	3,819,722
	Prior Lake Independent School District #719
	Series B 5.00% 2/1/19 (AGM)	3,145,000	3,425,503
	Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,100,746
	Robbinsdale Independent School District #281
	5.00% 2/1/21 (AGM)	1,310,000	1,407,110
^	Rosemount Independent School District #196
	Capital Appreciation Series B
	5.931% 4/1/11 (AGM)	2,600,000	2,582,970
	5.961% 4/1/12 (AGM)	1,850,000	1,810,188
	6.008% 4/1/13 (AGM)	1,915,000	1,837,404
^	Sartell Independent School District #748
	Capital Appreciation Refunding Series B
	5.976% 2/1/13 (NATL-RE)	540,000	511,202
	6.10% 2/1/15 (NATL-RE)	1,075,000	944,044
	6.15% 2/1/16 (NATL-RE)	1,750,000	1,460,813
^	Sauk Rapids Independent School District #047 Series B
	5.983% 2/1/15 (AGM)	2,700,000	2,109,618
	6.083% 2/1/17 (AGM)	2,245,000	1,552,440

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
South Washington County Independent School
District #833 Series A
4.75% 2/1/25	$2,500,000	$2,695,675
4.75% 2/1/26	3,600,000	3,851,280
4.75% 2/1/27	2,300,000	2,442,669
St. Michael Independent School District #885
5.00% 2/1/20 (AGM)	1,970,000	2,110,697
5.00% 2/1/27 (AGM)	3,435,000	3,680,328
St. Peter’s Hospital Series A 5.00% 9/1/24 (NATL-RE)	1,905,000	1,942,757
Todd Morrison Cass & Wadena Counties Staples United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,099,120
5.125% 12/1/24	1,000,000	1,044,770
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (AGM)	1,000,000	1,067,570
5.00% 2/1/25 (AGM)	1,000,000	1,029,850
		108,974,112
§Pre-Refunded Bonds – 17.54%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,034,810
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/33-14	10,000,000	11,539,200
5.50% 2/15/23-14	1,000,000	1,163,570
Hennepin County Regional Railroad Authority
5.00% 12/1/31-10	4,030,000	4,064,457
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (NATL-RE)	1,210,000	1,355,067
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,581,351
(Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	18,916,396
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Series A 5.25% 1/1/32-11 (FGIC)	5,000,000	5,211,650
Series C 5.25% 1/1/32-11 (FGIC)	6,845,000	7,129,341

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minnesota Agricultural & Economic Development
Revenue (Fairview Health Care System)
Series A 6.375% 11/15/29-10	$485,000	$511,287
Minnesota State 5.00% 11/1/20-10 (AGM)	13,675,000	14,125,728
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,102,065
Southern Minnesota Municipal Power Agency Power Supply
Revenue Series A
5.75% 1/1/18-13	3,790,000	4,099,529
5.75% 1/1/18-13 (NATL-RE)	1,000,000	1,081,670
5.75% 1/1/18-13 (AMBAC)	670,000	724,719
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,903,273
5.50% 7/1/25-14	2,000,000	2,335,880
		108,879,993
Special Tax Revenue Bonds – 3.73%
Hennepin County Sales Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,397,696
5.00% 12/15/20	1,000,000	1,132,750
5.00% 12/15/24	1,150,000	1,271,463
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	889,780
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	5,605,000	5,316,567
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	4,000,000	3,549,400
Puerto Rico Sales Tax Financing Sales Tax Revenue
First Subordinate Series A
•5.00% 8/1/39	925,000	971,315
5.75% 8/1/37	5,620,000	5,809,787
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan) Series A
5.25% 10/1/22	1,785,000	1,812,917
		23,151,675

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 3.49%
Minnesota State
5.00% 10/1/15	$5,000,000	$5,884,649
5.00% 8/1/21	2,400,000	2,619,432
Series A 5.00% 12/1/21	5,000,000	5,853,200
Puerto Rico Commonwealth Public Improvement
Series C 6.00% 7/1/39	4,045,000	4,164,125
Un-Refunded Balance
Series A 5.00% 7/1/34	1,670,000	1,545,936
Series B 5.00% 7/1/35	575,000	530,001
Puerto Rico Government Development Bank
Senior Notes Series B 5.00% 12/1/14	1,000,000	1,062,760
		21,660,103
Transportation Revenue Bonds – 1.13%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,375,128
5.00% 1/1/22 (NATL-RE)	2,000,000	2,055,380
5.25% 1/1/16 (NATL-RE)	1,460,000	1,585,575
		7,016,083
Water & Sewer Revenue Bonds – 0.37%
Minnesota Public Facilities Authority Drinking Water
Revenue Series B 5.25% 3/1/13	1,000,000	1,130,620
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series B 5.00% 3/1/19	1,000,000	1,184,160
		2,314,780
Total Municipal Bonds (cost $595,508,886)		623,885,116

	Number of shares
Short-Term Investment – 0.00%
Money Market Instrument – 0.00%
Federated Minnesota Municipal Cash Trust	1,532	1,532
Total Short-Term Investment (cost $1,532)		1,532

Total Value of Securities – 100.51%
(cost $595,510,418)	$623,886,648
Liabilities Net of Receivables and
Other Assets – (0.51%)	(3,151,625)
Net Assets Applicable to 49,898,379
Shares Outstanding – 100.00%	$620,735,023

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($575,674,206 / 46,285,234 Shares)	$12.44
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($8,474,379 / 680,871 Shares)	$12.45
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($36,586,438 / 2,932,274 Shares)	$12.48

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$591,374,256
Distributions in excess of net investment income	(145,617)
Accumulated net realized gain on investments	1,130,154
Net unrealized appreciation of investments	28,376,230
Total net assets	$620,735,023

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 28, 2010.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in ”Notes to financial statements.”
@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $1,510,506, which represented 0.24% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Statements of net assets
Delaware Tax-Free Minnesota Fund

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
VA — Veterans Administration Collateral

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.44
Sales charge (4.50% of offering price) (B)	0.59
Offering price	$13.03

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 101.47%
Corporate-Backed Revenue Bonds – 1.65%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$725,970
Minneapolis Community Development Agency
(Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	870,000	874,124
		1,600,094
Education Revenue Bonds – 9.90%
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,086,130
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,074,430
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	753,615
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	335,585
4.50% 10/1/23	265,000	271,890
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,694,145
Series 6-X 5.00% 4/1/24	1,000,000	1,056,160
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,029,760
University of Minnesota
Series A 4.00% 4/1/15	310,000	345,228
Series C 4.00% 2/1/14	250,000	276,908
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,683,090
		9,606,941
Electric Revenue Bonds – 7.56%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,046,770
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,070,890
Northern Municipal Power Agency Electric System
Revenue Series A
5.00% 1/1/13 (ASSURED GTY)	1,200,000	1,318,020
5.00% 1/1/14 (ASSURED GTY)	510,000	570,588
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,129,510

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Supply System
Revenue Series A
5.25% 1/1/15 (AMBAC)	$1,000,000	$1,139,470
5.25% 1/1/30	1,000,000	1,054,180
		7,329,428
Escrowed to Maturity Bonds – 1.72%
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,189,620
5.75% 7/1/18	400,000	479,204
		1,668,824
Health Care Revenue Bonds – 17.24%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	650,000	605,417
Glencoe Health Care Facilities Revenue (Glencoe Regional
Health Services Project) 5.00% 4/1/31	1,000,000	911,230
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28	1,500,000	1,685,085
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	890,333
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,667,949
Moorhead Economic Development Authority Multifamily
Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	435,879
Rochester Minnesota Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A 6.875% 12/1/29	950,000	978,785
St. Cloud Minnesota Health Care Revenue (Centracare Health
System Project) 5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,036,200
Series A 5.125% 5/1/30	750,000	748,538
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,016,730
Series C 5.625% 7/1/26	2,500,000	2,586,424
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A-2 5.25% 11/15/28	2,000,000	2,011,782

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project) Series B 5.85% 11/1/17	$1,160,000	$1,152,820
		16,727,172
Housing Revenue Bonds – 4.15%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments)
Series A 6.75% 5/1/21 (HUD Section 8)	1,595,000	1,604,952
Minnesota Housing Finance Agency Residential Housing
•Series D 4.75% 7/1/32 (AMT)	750,000	719,048
Series I 5.10% 7/1/20 (AMT)	705,000	714,278
Series M 4.85% 7/1/31 (AMT)	1,000,000	982,970
		4,021,248
Lease Revenue Bonds – 1.94%
Edina Housing & Redevelopment Authority Public Project
Revenue (Appropriate Lease Obligation)
5.125% 2/1/19	1,000,000	1,038,100
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue 5.25% 10/1/25	880,000	843,339
		1,881,439
Local General Obligation Bonds – 26.28%
Anoka County Capital Improvements
Series A 4.00% 2/1/17	1,175,000	1,301,559
Series C 5.00% 2/1/27	500,000	543,770
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,173,510
Big Lake Independent School District #727
Series C Refunding
5.00% 2/1/16 (AGM)	1,180,000	1,224,333
5.00% 2/1/17 (AGM)	1,000,000	1,037,570
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,631,000
Centennial Independent School District #012 Series A
5.00% 2/1/18 (AGM)	1,000,000	1,071,420
5.00% 2/1/20 (AGM)	750,000	803,565
Dakota County Capital Improvement Series A
4.75% 2/1/17	1,000,000	1,036,510

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth Independent School District #709 Revenue
Certificates of Participation Series A 4.25% 2/1/20 (AGM)	$1,710,000	$1,863,746
Hopkins Independent School District #270
5.125% 2/1/17 (FGIC)	2,000,000	2,147,600
Mankato Independent School District #77 (Formerly Blue
Earth County Independent School District #10)
4.125% 2/1/22	1,000,000	1,060,400
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	658,179
5.00% 3/1/28	1,000,000	1,072,580
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,561,920
Osseo Independent School District #279
Series A 5.00% 2/1/21 (AGM)	1,500,000	1,604,925
South Washington County Independent School District #833
Series A 4.00% 2/1/22	750,000	784,380
Series B 5.00% 2/1/16 (AGM)	1,560,000	1,670,635
St. Paul Independent School District #625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,137,351
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated Ramsey
County School District #39 & Washington & Anoka
Counties School District #103) Series B 4.75% 2/1/22	1,000,000	1,109,270
		25,494,223
§Pre-Refunded Bonds – 8.49%
Hennepin County Series B 4.75% 12/1/14-10	1,000,000	1,034,720
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	1,500,000	1,697,805
(Fairview Health Services) Series A 5.625% 5/15/32-12	1,750,000	1,955,905
Minneapolis -St. Paul Metropolitan Airports Commission
Revenue Series C 5.125% 1/1/20-11 (FGIC)	750,000	780,368
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design) Series 5-D 6.625% 5/1/20-10	1,000,000	1,011,490
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,751,910
		8,232,198

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 11.05%
Hennepin County Sales Tax Revenue (Second Lien-Ballpark)
Series B 5.00% 12/15/17	$1,740,000	$2,042,794
Minneapolis Art Center Facilities Revenue (Walker Art
Center Project) 5.125% 7/1/21	2,250,000	2,301,637
@ Minneapolis Tax Increment Revenue (Ivy Tower Project)
5.50% 2/1/22	415,000	314,288
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,515,234
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,284,836
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,063,910
Puerto Rico Sales Tax Financing Sales Tax Revenue
First Subordinate Series A
•5.00% 8/1/39	500,000	525,035
5.25% 8/1/27	1,000,000	1,023,110
6.125% 8/1/29	250,000	258,473
Ω(Capital Appreciation) 6.75% 8/1/32	510,000	388,156
		10,717,473
State General Obligation Bonds – 5.80%
Minnesota State
Refunding 5.00% 8/1/15	2,000,000	2,347,540
Various Purposes Series A 5.00% 12/1/21	1,000,000	1,170,640
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.25% 7/1/15	1,000,000	1,068,820
• Puerto Rico Public Finance (Commonwealth Appropriation)
Series A 5.75% 8/1/27
(LOC - Puerto-Rico Government Bank)	1,000,000	1,034,750
		5,621,750
Transportation Revenue Bonds – 2.41%
Minneapolis-St. Paul Metropolitan Airports
Commission Refunding
Series 14 5.50% 1/1/11 (AMT)	750,000	777,608
Series A 5.00% 1/1/13 (AMT)	500,000	539,140
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,022,900
		2,339,648

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 3.28%
Minnesota Public Facilities Authority Water
Pollution Control Revenue Refunding
Series C 5.00% 3/1/18	$1,000,000	$1,141,420
Series D 5.00% 3/1/14	500,000	576,000
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,463,279
		3,180,699
Total Municipal Bonds (cost $94,141,771)		98,421,137

	Number of shares
Short-Term Investment – 0.31%
Money Market Instrument – 0.31%
Federated Minnesota Municipal Cash Trust	305,097	305,097
Total Short-Term Investment (cost $305,097)		305,097

Total Value of Securities – 101.78%
(cost $94,446,868)		98,726,234
Liabilities Net of Receivables
and Other Assets – (1.78%)		(1,729,873)
Net Assets Applicable to 8,819,362
Shares Outstanding – 100.00%		$96,996,361

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($83,801,578 / 7,621,778 Shares)		$11.00
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($157,178 / 14,255 Shares)		$11.03
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($13,037,605 / 1,183,329 Shares)		$11.02

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$93,577,105
Undistributed net investment income		2,522
Accumulated net realized loss on investments		(862,632)
Net unrealized appreciation of investments		4,279,366
Total net assets		$96,996,361

@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $314,288, which represented 0.32% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
HUD — Housing and Urban Development
LOC — Letter of Credit
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$11.00
Sales charge (2.75% of offering price) (B)	0.31
Offering price	$11.31

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.30%
Corporate-Backed Revenue Bonds – 3.35%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,565,037
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,693,930
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,621,865
		4,880,832
Education Revenue Bonds – 9.43%
Baytown Township Lease Revenue (St. Croix
Preparatory Academy) Series A 7.00% 8/1/38	500,000	475,795
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	703,619
Series 6-J1 5.00% 5/1/36	1,000,000	949,580
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,419,105
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	955,870
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	806,636
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	926,210
5.00% 10/1/22	1,000,000	1,062,510
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,580,220
Series 7-A 5.00% 10/1/39	1,000,000	1,008,300
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,068,290
University of Minnesota Special Purpose Revenue
(Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,784,860
		13,740,995
Electric Revenue Bonds – 6.04%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,046,770
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,784,760
Northern Municipal Power Agency Electric System Revenue
Series A
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,352,472
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,124,000
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,139,360

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (NATL-RE)	$1,335,000	$1,351,154
		8,798,516
Health Care Revenue Bonds – 28.55%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	680,736
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	916,220
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,257,404
Refunding 5.00% 9/1/20	1,150,000	1,171,091
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,043,719
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	498,010
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,105,346
5.00% 4/1/31	1,965,000	1,790,567
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	824,720
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,718,264
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,252,667
5.25% 5/1/37	1,000,000	951,350
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,134,440
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	279,400
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	968,220
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	549,911

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	$1,000,000	$919,550
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	473,787
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	929,230
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	368,488
6.00% 4/1/41	1,250,000	1,119,750
Rochester Minnesota Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,030,300
7.375% 12/1/41	375,000	387,983
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	934,700
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,543,095
Series A 5.125% 5/1/30	1,125,000	1,122,806
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
Series C 5.50% 7/1/23	1,000,000	1,036,470
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,017,230
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	922,470
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	977,040
6.00% 11/15/30	1,000,000	927,340
Series A 5.70% 11/1/15	705,000	704,930
Series B 5.85% 11/1/17	250,000	248,453
St. Paul Housing and Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	832,120

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	$2,000,000	$2,010,140
5.00% 6/1/35	1,000,000	945,120
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,667,831
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,347,540
		41,608,438
Housing Revenue Bonds – 12.58%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	300,264
Chaska Multifamily Housing Revenue (West Suburban
Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	769,650
@ Hutchinson Multifamily Housing Revenue (Evergreen
Apartments Project) 5.75% 11/1/28 (HUD Section 8)	1,600,000	1,617,120
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Refunding Series A 7.25% 11/1/29	2,085,000	2,106,434
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,265,000	1,265,228
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD Section 8)	590,000	593,682
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	839,784	841,506
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	586,351
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,192,700
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	982,680
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,089,101
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,486,575
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,417,374
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,006

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue (Shelby Grotto Housing
Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	$750,000	$763,065
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	606,300
@ Washington County Housing & Redevelopment
Authority Revenue Refunding
(Briar Pond Project) Series B 7.125% 8/20/34	805,000	704,319
		18,327,355
Lease Revenue Bonds – 0.90%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation)
6.40% 2/1/12	275,000	275,160
St. Paul Port Authority Lease Revenue (Robert Street
Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,035,620
		1,310,780
Local General Obligation Bonds – 11.44%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,030,280
Farmington Independent School District #192
Series B 5.00% 2/1/27 (AGM)	1,000,000	1,061,550
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,221,191
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (NATL-RE)	1,055,000	1,118,216
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	1,000,000	1,041,960
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	555,175
Series C 5.00% 3/1/28	1,000,000	1,072,580
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,561,920
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	768,780
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,517,205
South Washington County Independent School District #833
Series A 4.75% 2/1/27	1,500,000	1,593,045

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	$610,000	$640,232
5.125% 12/1/24	205,000	214,178
5.25% 12/1/26	1,540,000	1,610,409
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington &
Anoka Counties School District #103)
Series B 4.75% 2/1/22	1,500,000	1,663,904
		16,670,625
§Pre-Refunded Bonds – 8.69%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,114,590
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,153,920
5.25% 2/15/33-14	2,250,000	2,596,320
Minneapolis Community Development Agency Supported
Development Revenue (Limited Tax Common Bond Fund)
Series G-3 5.45% 12/1/31-11	1,000,000	1,081,360
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	1,500,000	1,697,805
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,235,320
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	505,855
Puerto Rico Electric Power Authority Revenue Series II
5.25% 7/1/31-12	1,000,000	1,117,450
St. Louis Park Health Care Facilities Revenue (Park
Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,157,460
		12,660,080
Special Tax Revenue Bonds – 7.76%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project)
Series B 5.00% 12/15/24	1,000,000	1,112,130

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Hennepin County Sales Tax Revenue (continued)
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	$1,500,000	$1,699,124
5.00% 12/15/24	1,000,000	1,105,620
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,103,018
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	537,011
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	439,930
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,094,160
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	709,880
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.75% 8/1/37	930,000	961,406
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,538,325
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,012,560
		11,313,164
State General Obligation Bonds – 4.01%
Minnesota State
5.00% 6/1/14	1,000,000	1,158,240
5.00% 8/1/21 (AGM)	1,250,000	1,390,375
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	1,000,000	1,015,010
Un-Refunded Balance 5.00% 7/1/34	185,000	171,256
Puerto Rico Commonwealth Refunding Public Improvement
Series C 6.00% 7/1/39	1,010,000	1,039,745
Puerto Rico Government Development Bank Senior Notes
Series B 5.00% 12/1/14	1,000,000	1,062,760
		5,837,386
Transportation Revenue Bond – 1.39%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,021,540
		2,021,540

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 4.16%
Minnesota Public Facilities Authority Clean Water
Revenue Series B 5.00% 3/1/18	$2,000,000	$2,351,700
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,141,420
Series D 5.00% 3/1/14	1,000,000	1,152,000
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,411,955
		6,057,075
Total Municipal Bonds (cost $141,743,534)		143,226,786

	Number of shares
Short-Term Investments – 0.55%
Money Market Instrument – 0.07%
Federated Minnesota Municipal Cash Trust	98,648	98,648
		98,648

	Principal amount
•Variable Rate Demand Note – 0.48%
Minneapolis & St. Paul Minnesota Housing &
Redevelopment Authority Health Care System Revenue
(Allina Health System) Series B-2 0.14% 11/15/35
(LOC - JPMorgan Chase Bank)	$700,000	700,000
		700,000
Total Short-Term Investments (cost $798,648)		798,648

Total Value of Securities – 98.85%
(cost $142,542,182)		144,025,434
Receivables and Other Assets
Net of Liabilities – 1.15%		1,681,898
Net Assets Applicable to 14,094,931
Shares Outstanding – 100.00%		$145,707,332

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($114,087,435 / 11,040,662 Shares)		$10.33
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($4,897,103 / 473,244 Shares)		$10.35
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($26,722,794 / 2,581,025 Shares)		$10.35

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$148,984,462
Undistributed net investment income	97
Accumulated net realized loss on investments	(4,760,479)
Net unrealized appreciation of investments	1,483,252
Total net assets	$145,707,332

§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $4,526,281, which represented 3.11% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.33
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.82

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations
Six Months Ended February 28, 2010 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$14,576,928	$1,965,938	$3,521,242

Expenses:
Management fees	1,645,868	235,447	390,265
Distribution expenses – Class A	706,024	101,843	138,959
Distribution expenses – Class B	43,733	886	24,465
Distribution expenses – Class C	174,967	61,200	128,689
Dividend disbursing and transfer agent fees
and expenses	151,215	32,850	52,452
Accounting and administration expenses	121,542	18,803	28,334
Legal fees	42,669	9,149	12,787
Reports and statements to shareholders	32,112	7,354	8,521
Registration fees	25,247	14,957	3,785
Audit and tax	25,006	8,103	9,877
Trustees’ fees	20,265	2,833	4,268
Insurance fees	10,100	1,360	2,264
Pricing fees	6,615	3,518	4,770
Custodian fees	6,194	1,270	1,501
Consulting fees	4,122	522	909
Dues and services	1,690	169	342
Trustees’ expenses	1,436	213	310
	3,018,805	500,477	812,498
Less fees waived	(34,681)	(34,611)	(51,786)
Less waived distribution expenses – Class A	—	(40,737)	—
Total operating expenses	2,984,124	425,129	760,712
Net Investment Income	11,592,804	1,540,809	2,760,530

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on investments	$1,058,752	$146,313	$(10,939)
Net change in unrealized appreciation/
depreciation of investments	11,472,358	1,299,557	5,959,399
Net Realized and Unrealized Gain
on Investments	12,531,110	1,445,870	5,948,460

Net Increase in Net Assets
Resulting from Operations	$24,123,914	$2,986,679	$8,708,990

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$11,592,804	$23,410,864
Net realized gain on investments	1,058,752	398,012
Net change in unrealized
appreciation/depreciation of investments	11,472,358	4,329,928
Net increase in net assets resulting from operations	24,123,914	28,138,804

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(10,908,175)	(22,065,961)
Class B	(136,865)	(336,274)
Class C	(547,431)	(964,553)

Net realized gain on investments:
Class A	—	(2,257,248)
Class B	—	(43,630)
Class C	—	(114,457)
	(11,592,471)	(25,782,123)

Capital Share Transactions:
Proceeds from shares sold:
Class A	25,986,906	42,839,664
Class B	—	137,140
Class C	3,861,093	9,478,506

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	7,086,591	15,962,228
Class B	93,906	264,058
Class C	399,106	810,983
	37,427,602	69,492,579

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(28,415,895)	$(76,315,603)
Class B	(1,318,569)	(2,471,909)
Class C	(2,562,063)	(4,080,940)
	(32,296,527)	(82,868,452)
Increase (decrease) in net assets derived from
capital share transactions	5,131,075	(13,375,873)
Net Increase (Decrease) in Net Assets	17,662,518	(11,019,192)

Net Assets:
Beginning of period	603,072,505	614,091,697
End of period	$620,735,023	$603,072,505

Distributions in excess of net investment income	$(145,617)	$(144,872)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,540,809	$2,618,389
Net realized gain (loss) on investments	146,313	(536,519)
Net change in unrealized
appreciation/depreciation of investments	1,299,557	1,614,867
Net increase in net assets resulting from operations	2,986,679	3,696,737

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(1,379,872)	(2,352,412)
Class B	(2,241)	(16,198)
Class C	(155,251)	(247,432)
	(1,537,364)	(2,616,042)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,068,670	25,615,997
Class B	13,787	23,351
Class C	3,042,918	5,125,080

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	928,937	1,512,023
Class B	2,026	12,783
Class C	107,255	170,452
	18,163,593	32,459,686

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(10,476,638)	$(8,485,220)
Class B	(180,255)	(608,734)
Class C	(1,573,232)	(1,331,367)
	(12,230,125)	(10,425,321)
Increase in net assets derived from
capital share transactions	5,933,468	22,034,365
Net Increase in Net Assets	7,382,783	23,115,060

Net Assets:
Beginning of period	89,613,578	66,498,518
End of period	$96,996,361	$89,613,578

Undistributed net investment income	$2,522	$2,522

See accompanying notes

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,760,530	$5,743,736
Net realized loss on investments	(10,939)	(3,479,426)
Net change in unrealized
appreciation/depreciation of investments	5,959,399	509,407
Net increase in net assets resulting from operations	8,708,990	2,773,717

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,242,248)	(4,628,073)
Class B	(80,365)	(192,230)
Class C	(422,601)	(911,013)
	(2,745,214)	(5,731,316)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,793,594	15,056,968
Class B	—	73,695
Class C	2,058,183	2,660,111

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,454,637	2,988,359
Class B	54,952	121,542
Class C	300,003	647,117
	11,661,369	21,547,792

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(7,791,548)	$(24,926,201)
Class B	(365,145)	(992,296)
Class C	(1,447,518)	(6,740,684)
	(9,604,211)	(32,659,181)
Increase (decrease) in net assets derived from
capital share transactions	2,057,158	(11,111,389)
Net Increase (Decrease) in Net Assets	8,020,934	(14,068,988)

Net Assets:
Beginning of period	137,686,398	151,755,386
End of period	$145,707,332	$137,686,398
Undistributed net investment income	$97	$97

See accompanying notes

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$12.180	$12.120	$12.170	$12.490	$12.690	$12.620

0.237	0.474	0.495	0.511	0.511	0.527
0.260	0.107	(0.041)	(0.313)	(0.172)	0.222
0.497	0.581	0.454	0.198	0.339	0.749

(0.237)	(0.473)	(0.502)	(0.507)	(0.513)	(0.526)
—	(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.237)	(0.521)	(0.504)	(0.518)	(0.539)	(0.679)

$12.440	$12.180	$12.120	$12.170	$12.490	$12.690

4.11%	5.04%	3.77%	1.58%	2.78%	6.12%

$575,674	$559,393	$574,914	$578,194	$381,720	$364,491

0.93%	0.92%	0.93%	0.94%	0.93%	0.93%
—	0.01%	0.18%	0.29%	0.26%	0.19%
0.93%	0.93%	1.11%	1.23%	1.19%	1.12%

0.94%	0.94%	0.93%	0.96%	0.94%	0.94%
—	0.01%	0.18%	0.29%	0.26%	0.19%
0.94%	0.95%	1.11%	1.25%	1.20%	1.13%

3.86%	4.03%	4.05%	4.12%	4.11%	4.19%

3.85%	4.01%	4.05%	4.10%	4.10%	4.18%
22%	20%	17%	7%	13%	10%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Note 8 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$12.190	$12.130	$12.180	$12.500	$12.700	$12.630

0.191	0.386	0.403	0.419	0.418	0.433
0.260	0.107	(0.041)	(0.314)	(0.172)	0.222
0.451	0.493	0.362	0.105	0.246	0.655

(0.191)	(0.385)	(0.410)	(0.414)	(0.420)	(0.432)
—	(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.191)	(0.433)	(0.412)	(0.425)	(0.446)	(0.585)

$12.450	$12.190	$12.130	$12.180	$12.500	$12.700

3.72%	4.26%	2.99%	0.82%	2.01%	5.33%

$8,474	$9,506	$11,593	$15,674	$11,354	$12,810

1.68%	1.67%	1.68%	1.69%	1.68%	1.68%
—	0.01%	0.18%	0.29%	0.26%	0.19%
1.68%	1.68%	1.86%	1.98%	1.94%	1.87%

1.69%	1.69%	1.68%	1.71%	1.69%	1.69%
—	0.01%	0.18%	0.29%	0.26%	0.19%
1.69%	1.70%	1.86%	2.00%	1.95%	1.88%

3.11%	3.28%	3.30%	3.37%	3.36%	3.44%

3.10%	3.26%	3.30%	3.35%	3.35%	3.43%
22%	20%	17%	7%	13%	10%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Note 8 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$12.220	$12.160	$12.200	$12.530	$12.720	$12.650

0.191	0.386	0.403	0.418	0.418	0.433
0.261	0.107	(0.031)	(0.323)	(0.162)	0.222
0.452	0.493	0.372	0.095	0.256	0.655

(0.192)	(0.385)	(0.410)	(0.414)	(0.420)	(0.432)
—	(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.192)	(0.433)	(0.412)	(0.425)	(0.446)	(0.585)

$12.480	$12.220	$12.160	$12.200	$12.530	$12.720

3.71%	4.25%	3.06%	0.73%	2.08%	5.32%

$36,587	$34,174	$27,585	$26,830	$15,125	$13,971

1.68%	1.67%	1.68%	1.69%	1.68%	1.68%
—	0.01%	0.18%	0.29%	0.26%	0.19%
1.68%	1.68%	1.86%	1.98%	1.94%	1.87%

1.69%	1.69%	1.68%	1.71%	1.69%	1.69%
—	0.01%	0.18%	0.29%	0.26%	0.19%
1.69%	1.70%	1.86%	2.00%	1.95%	1.88%

3.11%	3.28%	3.30%	3.37%	3.36%	3.44%

3.10%	3.26%	3.30%	3.35%	3.35%	3.43%
22%	20%	17%	7%	13%	10%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Note 8 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.820	$10.720	$10.610	$10.860	$11.010	$10.890

0.184	0.384	0.414	0.445	0.429	0.407
0.179	0.100	0.110	(0.250)	(0.150)	0.120
0.363	0.484	0.524	0.195	0.279	0.527

(0.183)	(0.384)	(0.414)	(0.445)	(0.429)	(0.407)
(0.183)	(0.384)	(0.414)	(0.445)	(0.429)	(0.407)

$11.000	$10.820	$10.720	$10.610	$10.860	$11.010

3.38%	4.67%	5.00%	1.80%	2.62%	4.93%

$83,801	$78,021	$58,465	$48,477	$48,297	$52,958
0.79%	0.75%	0.75%	0.76%	0.75%	0.79%

0.96%	0.97%	0.95%	1.00%	0.97%	0.95%
3.38%	3.62%	3.83%	4.11%	3.96%	3.72%

3.21%	3.40%	3.63%	3.87%	3.74%	3.56%
21%	12%	27%	15%	11%	25%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.850	$10.750	$10.640	$10.890	$11.040	$10.920

0.138	0.295	0.322	0.353	0.337	0.314
0.180	0.100	0.110	(0.250)	(0.150)	0.120
0.318	0.395	0.432	0.103	0.187	0.434

(0.138)	(0.295)	(0.322)	(0.353)	(0.337)	(0.314)
(0.138)	(0.295)	(0.322)	(0.353)	(0.337)	(0.314)

$11.030	$10.850	$10.750	$10.640	$10.890	$11.040

2.94%	3.79%	4.10%	0.94%	1.75%	4.03%

$157	$317	$908	$1,713	$1,993	$2,811
1.64%	1.60%	1.60%	1.61%	1.60%	1.64%

1.71%	1.72%	1.70%	1.75%	1.72%	1.70%
2.53%	2.77%	2.98%	3.26%	3.11%	2.87%

2.46%	2.65%	2.88%	3.12%	2.99%	2.81%
21%	12%	27%	15%	11%	25%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.840	$10.740	$10.630	$10.880	$11.030	$10.910

0.138	0.295	0.322	0.353	0.337	0.314
0.179	0.100	0.110	(0.250)	(0.150)	0.120
0.317	0.395	0.432	0.103	0.187	0.434

(0.137)	(0.295)	(0.322)	(0.353)	(0.337)	(0.314)
(0.137)	(0.295)	(0.322)	(0.353)	(0.337)	(0.314)

$11.020	$10.840	$10.740	$10.630	$10.880	$11.030

2.94%	3.78%	4.10%	0.94%	1.75%	4.04%

$13,038	$11,276	$7,126	$4,936	$5,162	$5,996
1.64%	1.60%	1.60%	1.61%	1.60%	1.64%

1.71%	1.72%	1.70%	1.75%	1.72%	1.70%
2.53%	2.77%	2.98%	3.26%	3.11%	2.87%

2.46%	2.65%	2.88%	3.12%	2.99%	2.81%
21%	12%	27%	15%	11%	25%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$ 9.910	$10.000	$10.180	$10.530	$10.610	$10.240

0.205	0.422	0.418	0.430	0.445	0.469
0.419	(0.091)	(0.180)	(0.350)	(0.082)	0.372
0.624	0.331	0.238	0.080	0.363	0.841

(0.204)	(0.421)	(0.418)	(0.430)	(0.443)	(0.471)
(0.204)	(0.421)	(0.418)	(0.430)	(0.443)	(0.471)

$10.330	$9.910	$10.000	$10.180	$10.530	$10.610

6.33%	3.63%	2.35%	0.71%	3.54%	8.40%

$114,087	$107,951	$116,999	$109,807	$87,504	$63,802
0.91%	0.89%	0.89%	0.90%	0.89%	0.89%

0.98%	0.97%	0.97%	1.00%	1.00%	0.98%
4.05%	4.49%	4.11%	4.09%	4.26%	4.50%

3.98%	4.41%	4.03%	3.99%	4.15%	4.41%
4%	12%	10%	10%	4%	3%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$9.920	$10.010	$10.190	$10.550	$10.630	$10.250

0.168	0.352	0.341	0.351	0.367	0.391
0.429	(0.091)	(0.179)	(0.360)	(0.082)	0.381
0.597	0.261	0.162	(0.009)	0.285	0.772

(0.167)	(0.351)	(0.342)	(0.351)	(0.365)	(0.392)
(0.167)	(0.351)	(0.342)	(0.351)	(0.365)	(0.392)

$10.350	$9.920	$10.010	$10.190	$10.550	$10.630

6.04%	2.86%	1.58%	(0.13% )	2.77%	7.68%

$4,897	$4,995	$5,907	$7,334	$9,578	$10,505
1.66%	1.64%	1.64%	1.65%	1.64%	1.64%

1.73%	1.72%	1.72%	1.75%	1.75%	1.73%
3.30%	3.74%	3.36%	3.34%	3.51%	3.75%

3.23%	3.66%	3.28%	3.24%	3.40%	3.66%
4%	12%	10%	10%	4%	3%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$9.930	$10.020	$10.200	$10.550	$10.630	$10.250

0.168	0.352	0.342	0.351	0.367	0.391
0.419	(0.091)	(0.181)	(0.350)	(0.082)	0.381
0.587	0.261	0.161	0.001	0.285	0.772

(0.167)	(0.351)	(0.341)	(0.351)	(0.365)	(0.392)
(0.167)	(0.351)	(0.341)	(0.351)	(0.365)	(0.392)

$10.350	$ 9.930	$10.020	$10.200	$10.550	$10.630

5.93%	2.85%	1.58%	(0.04% )	2.76%	7.68%

$26,723	$24,740	$28,849	$26,016	$20,516	$15,809
1.66%	1.64%	1.64%	1.65%	1.64%	1.64%

1.73%	1.72%	1.72%	1.75%	1.75%	1.73%
3.30%	3.74%	3.36%	3.34%	3.51%	3.75%

3.23%	3.66%	3.28%	3.24%	3.40%	3.66%
4%	12%	10%	10%	4%	3%

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	February 28, 2010 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a “Trust” and collectively as “Trusts”. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for the Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a “Board” and collectively, the “Boards”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 28, 2010.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Funds adopted the Codification for the six months ended February 28, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse Delaware Minnesota High-Yield Municipal Bond Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.70% of average daily net assets from January 1, 2010 until such time as the waiver is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by Delaware Minnesota High-Yield

Municipal Bond Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund, and may be discontinued at any time because it is voluntary. Prior to January 1, 2010, DMC had contractually agreed to waive that portion, if any, of each Fund’s management fees and reimburse the Funds to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses) did not exceed the specified percentages of average daily net assets as shown below:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Through December 31, 2009
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.67%	0.60%	0.64%
Expiration Date	12/31/09	12/31/09	12/31/09

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2010, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$15,219	$2,354	$3,548

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through December 31, 2010 to no more than 0.15% of average daily net assets.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At February 28, 2010, the Funds had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fee
payable to DMC	$256,403	$37,253	$55,994
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	20,314	3,981	6,156
Distribution fees payable
to DDLP	144,229	19,591	45,908
Other expenses payable to
DMC and affiliates*	23,830	3,793	5,567

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2010, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$22,290	$3,066	$4,618

For the six months ended February 28, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$40,036	$9,173	$13,477

For the six months ended February 28, 2010, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$—	$—	$—
Class B	465	—	1,009
Class C	1,333	1,123	283

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$78,768,690	$19,163,907	$5,568,368
Sales	66,263,369	9,733,171	3,001,084

At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$595,243,001	$94,444,924	$142,408,844
Aggregate unrealized appreciation	$35,500,477	$4,572,699	$5,293,031
Aggregate unrealized depreciation	(6,856,830)	(291,389)	(3,676,441)
Net unrealized appreciation	$28,643,647	$4,281,310	$1,616,590

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the fair value hierarchy levels as of February 28, 2010:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$623,885,116	$623,885,116
Short-Term	1,532	—	1,532
Total	$1,532	$623,885,116	$623,886,648

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$98,421,137	$98,421,137
Short-Term	305,097	—	305,097
Total	$305,097	$98,421,137	$98,726,234

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$143,226,786	$143,226,786
Short-Term	98,648	700,000	798,648
Total	$98,648	$143,926,786	$144,025,434

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending August 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2010 and the year ended August 31, 2009 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/28/10*
Ordinary income	$25,263	$12,151	$—
Tax-exempt income	11,567,208	1,525,213	2,745,214
Total	$11,592,471	$1,537,364	$2,745,214

Year Ended 8/31/09
Ordinary income	$71,606	$—	$5,947
Tax-exempt income	23,418,382	2,616,042	5,725,369
Long-term capital gain	2,292,135	—	—
Total	$25,782,123	$2,616,042	$5,731,316

*Tax information for the period ended February 28, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2010, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$591,374,256	$93,577,105	$148,984,462
Distributions payable	(395,449)	(53,714)	(91,965)
Undistributed long-term capital gains	555,102	—	—
Undistributed tax-exempt income	249,832	56,236	92,062
Undistributed ordinary income	307,635	—	—
Realized losses 9/1/09-2/28/10	—	(88,807)	(3,472,773)
Post-October losses	—	—	(11,312)
Capital loss carryforwards
as of 8/31/09	—	(775,769)	(1,409,732)
Unrealized appreciation of investments	28,643,647	4,281,310	1,616,590
Net assets	$620,735,023	$96,996,361	$145,707,332

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through February 28, 2010 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2010, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed (distributions in excess of)
net investment income	$(1,078)	$(3,445)	$(15,316)
Accumulated realized gain (loss)	1,078	3,445	15,316

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2009 will expire as follows:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Year of Expiration	Intermediate Fund	Bond Fund
2010	$4,037	$57,521
2011	246,659	243,334
2012	—	684,248
2014	81,340	—
2015	109,745	96,079
2016	—	198,826
2017	333,988	129,724
Total	$775,769	$1,409,732

For the six months ended February 28, 2010, the Funds had capital losses which may increase capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Minnesota
Minnesota	High-Yield Municipal
Intermediate Fund	Bond Fund
$88,807	$3,472,773

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/10	8/31/09	2/28/10	8/31/09	2/28/10	8/31/09
Shares sold:
Class A	2,069,163	3,674,457	1,283,071	2,423,967	755,166	1,614,974
Class B	—	11,946	1,264	2,214	—	7,863
Class C	306,151	807,342	277,034	486,526	199,072	281,808

Shares issued upon reinvestment of dividends and distributions:
Class A	603,135	1,360,233	88,191	143,180	148,182	317,830
Class B	7,579	22,511	185	1,215	5,358	12,919
Class C	36,962	68,882	10,019	16,111	31,006	68,762
	3,022,990	5,945,371	1,659,764	3,073,213	1,138,784	2,304,156

Shares repurchased:
Class A	(2,296,773)	(6,565,859)	(959,150)	(810,239)	(759,895)	(2,739,090)
Class B	(106,233)	(210,875)	(16,425)	(58,625)	(35,680)	(107,260)
Class C	(206,368)	(349,626)	(143,488)	(126,181)	(141,633)	(738,199)
	(2,609,374)	(7,126,360)	(1,119,063)	(995,045)	(937,208)	(3,584,549)
Net increase (decrease)	413,616	(1,180,989)	540,701	2,078,168	201,576	(1,280,393)

For the six months ended February 28, 2010 and the year ended August 31, 2009, the following shares and values were converted from Class B shares to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/10			8/31/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	66,864	66,918	$831,340	97,466	97,549	$1,145,062
Delaware Tax-Free Minnesota
Intermediate Fund	11,945	11,977	131,502	39,832	39,916	410,681
Delaware Minnesota High-Yield
Municipal Bond Fund	19,945	19,964	204,598	38,299	38,350	356,368

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participate in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of February 28, 2010 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At February 28, 2010, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At February 28, 2010, the percentages of each Fund’s net assets insured by insurers are listed and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
24%	24%	14%

The Funds invest a portion of their assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Funds. On January 4, 2010, the new investment management agreement between DMC and the Funds that was approved by the shareholders became effective.

12. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 15, 2010, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Proxy Results

At Joint Special Meetings of Shareholders of Voyageur Tax-Free Funds, on behalf of Delaware Tax-Free Minnesota Fund; Voyageur Intermediate Tax-Free Funds, on behalf of Delaware Tax-Free Minnesota Intermediate Fund; and Voyageur Mutual Funds, on behalf of Delaware Minnesota High-Yield Municipal Bond Fund (Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds, and Voyageur Mutual Fund hereinafter each, a “Trust” and collectively, the “Trusts” and Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund hereinafter each, a “Fund” and collectively, the “Funds”) held on November 12, 2009 and reconvened on December 4, 2009 for Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund only and March 16, 2010, the shareholders of each Fund voted to (i) elect a Board of Trustees for each Trust; and to (ii) approve new investment advisory agreements between each Trust, on behalf of the respective Fund, and Delaware Management Company, respectively. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for each Trust.

Voyageur Tax-Free Funds

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	34,658,325.107	70.064	96.985	1,077,535.235	2.178	3.015
Patrick P. Coyne	34,637,532.827	70.022	96.927	1,098,327.515	2.220	3.073
John A. Fry	34,678,965.504	70.106	97.042	1,056,894.838	2.136	2.958
Anthony D. Knerr	34,658,281.949	70.064	96.985	1,077,578.393	2.178	3.015
Lucinda S. Landreth	34,690,535.224	70.129	97.075	1,045,325.118	2.113	2.925
Ann R. Leven	34,683,926.638	70.116	97.056	1,051,933.704	2.126	2.944
Thomas F. Madison	34,602,190.932	69.950	96.828	1,133,669.410	2.292	3.172
Janet L. Yeomans	34,292,557.980	70.133	97.081	1,043,302.362	2.109	2.919
J. Richard Zecher	34,643,543.675	70.034	96.943	1,092,316.667	2.208	3.057

Voyageur Intermediate Tax-Free Funds

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	6,484,566.470	77.047	97.545	163,206.620	1.939	2.455
Patrick P. Coyne	6,484,949.955	77.052	97.551	162,823.125	1.934	2.449
John A. Fry	6,483,192.193	77.031	97.524	164,580.897	1.955	2.476
Anthony D. Knerr	6,485,116.711	77.054	97.553	162,656.379	1.932	2.447
Lucinda S. Landreth	6,487,230.281	77.079	97.585	160,542.809	1.907	2.415
Ann R. Leven	6,485,837.612	77.062	97.564	161,935.478	1.924	2.436
Thomas F. Madison	6,485,116.711	77.054	97.553	162,656.379	1.932	2.447
Janet L. Yeomans	6,487,230.281	77.079	97.585	160,542.809	1.907	2.415
J. Richard Zecher	6,482,808.708	77.026	97.519	164,964.382	1.960	2.481

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Proxy Results (continued)

1. To elect a Board of Trustees for each Trust. (continued)

Voyageur Mutual Funds

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	27,534,201.174	64.687	94.418	1,627,955.392	3.825	5.582
Patrick P. Coyne	27,538,840.631	64.698	94.433	1,623,315.935	3.814	5.567
John A. Fry	27,541,310.882	64.704	94.442	1,620,845.684	3.808	5.558
Anthony D. Knerr	27,543,108.286	64.708	94.448	1,619,048.280	3.804	5.552
Lucinda S. Landreth	27,542,973.819	64.708	94.448	1,619,182.747	3.804	5.552
Ann R. Leven	27,540,505.439	64.702	94.439	1,621,651.127	3.810	5.561
Thomas F. Madison	27,534,959.779	64.689	94.420	1,627,196.787	3.823	5.580
Janet L. Yeomans	27,539,087.174	64.698	94.434	1,623,069.392	3.814	5.566
J. Richard Zecher	27,532,297.843	64.683	94.411	1,629,858.723	3.829	5.589

2.	To approve a new investment advisory agreement between each Trust, on behalf of the respective Fund, and Delaware Management Company.

Delaware Tax-Free Minnesota Fund
Shares Voted For	25,635,126.154
Percentage of Outstanding Shares	51.823%
Percentage of Shares Voted	71.790%
Shares Voted Against	570,789.999
Percentage of Outstanding Shares	1.154%
Percentage of Shares Voted	1.599%
Shares Abstained	1,400,776.175
Percentage of Outstanding Shares	2.832%
Percentage of Shares Voted	3.922%
Broker Non-Votes	8,101,614.624

Delaware Tax-Free Minnesota Intermediate Fund
Shares Voted For	4,242,203.541
Percentage of Outstanding Shares	50.404%
Percentage of Shares Voted	64.304%
Shares Voted Against	70,842.414
Percentage of Outstanding Shares	0.842%
Percentage of Shares Voted	1.073%
Shares Abstained	130,166.113
Percentage of Outstanding Shares	1.547%
Percentage of Shares Voted	1.974%
Broker Non-Votes	2,153,938.780

Delaware Minnesota High-Yield Municipal Bond Fund
Shares Voted For	6,910,587.530
Percentage of Outstanding Shares	49.779%
Percentage of Shares Voted	68.802%
Shares Voted Against	194,397.369
Percentage of Outstanding Shares	1.401%
Percentage of Shares Voted	1.935%
Shares Abstained	315,809.744
Percentage of Outstanding Shares	2.274%
Percentage of Shares Voted	3.145%
Broker Non-Votes	2,623,411.893

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of New Investment Advisory Agreement (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments® Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of New Investment Advisory Agreement (continued)

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered

Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of New Investment Advisory Agreement (continued)

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INTERMEDIATE TAX FREE FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 5, 2010